Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Statement of cash flows [abstract]
Loss per share, diluted	[1]	$ (1.07)	$ (1.67)
Weighted average number of shares for the purposes of diluted loss per share	[1]	2,297,738	1,251,790

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.